DEFERRED REVENUES - Change in Deferred Revenue on Extension of Warranty (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	€ 3,205
Balance	3,627	€ 3,205
Extension of Warranty [Member]
Balance	837	855
New extension of warranty	206	254
Recognition of revenue	(261)	(272)
Balance	€ 782	€ 837